Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2024		$ 6,871
2025		6,478
2026		6,520
2027		6,166
2028		4,344
Thereafter		7,784
Total lease payments		38,163
Less imputed interest		(5,128)
Operating Lease, Liability, Total		33,035
Current portion of lease liabilities	$ (6,210)	(6,243)	$ 0
Total long term lease liabilities	25,104	26,792	0
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024		328
2025		199
2026		116
2027		22
2018		12
Thereafter		2
Total lease payments		679
Less imputed interest		(41)
Finance Lease, Liability, Total		638
Current portion of lease liabilities	(297)	(304)	0
Total long term lease liabilities	$ 317	$ 334	$ 0